UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21854

CITIGROUP ALTERNATIVE INVESTMENTS TRUST
(Exact name of registrant as specified in charter)

731 Lexington Avenue, 28th Floor
New York, NY 10022
(Address of principal executive offices) (Zip code)

Millie Kim, Esq.
Citigroup Alternative Investments LLC
731 Lexington Avenue, 28th Floor
New York, NY 10022
(Name and address of agent for service)

COPY TO:

Paul S. Schreiber, Esq.
Shearman & Sterling LLP
599 Lexington Avenue
New York, NY 10022

Registrant's telephone number, including area code: (866) 832-9160

Date of fiscal year end: December 31, 2007

Date of reporting period: July 1, 2006 to June 30, 2007

Item 1. Proxy Voting Record.

The registrant was not provided with annual meeting or proxy materials by any issuer of a portfolio security and did not otherwise vote on matters related to such securities.  Accordingly, no records are attached.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Citigroup Alternative Investments Trust

By (Signature and Title)   /s/Reaz Islam
Reaz Islam, President
Principal Executive Officer

Date   8/14/2007